Allowance for Credit Losses on Loans (Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (parenthetical) (Detail) - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-Offs	[1]	¥ 23,541	¥ 163,612
Financing Receivable Foreign Currency Translation		25,000
Financing Receivable Loans Held For Sale		22,000
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-Offs			¥ 163,612
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-Offs		¥ 23,541

[1]	Charge-offs decreased from ¥163,612 million for the six months ended September 30, 2022 to ¥23,541 million for the six months ended September 30, 2023. The decrease was due mainly to a charge-off related to a debt waiver to a domestic corporate borrower which was recognized in the six months ended September 30, 2022.